UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-02857



Name of Fund: BlackRock Bond Fund, Inc. BlackRock High Income Fund



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,

08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: Date of fiscal year end:

09/30 Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended

June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Bond Fund, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of BlackRock Bond Fund, Inc.



Date: August 15, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02857
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Bond Fund, Inc.









=========== BLACKROCK HIGH INCOME FUND OF BLACKROCK BOND FUND, INC. ============


PTV INC.

Ticker:                      Security ID:  69367F108
Meeting Date: JUL 20, 2007   Meeting Type: Written Consent
Record Date:  JUN 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SALE PROPOSAL                             For       For        Management
2     LIQUIDATION PROPOSAL                      For       For        Management


--------------------------------------------------------------------------------

WESTERN FOREST PRODUCTS INC.

Ticker:       WEF            Security ID:  958211203
Meeting Date: MAY 8, 2008    Meeting Type: Annual/Special
Record Date:  APR 1, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James Arthurs              For       For        Management
1.2   Elect Director Lee Doney                  For       For        Management
1.3   Elect Director Dominic Gammiero           For       For        Management
1.4   Elect Director Robert J. Harding          For       For        Management
1.5   Elect Director Reynold Hert               For       For        Management
1.6   Elect Director John MacIntyre             For       For        Management
1.7   Elect Director Cyrus Madon                For       For        Management
1.8   Elect Director Pierre McNeil              For       For        Management
1.9   Elect Director John B. Newman             For       For        Management
2     Approve KPMG LLP as Auditors and          For       For        Management
      Authorize Board to Fix Their Remuneration
3     Amend Stock Option Plan                   For       For        Management
4     Amend Stock Option Plan                   For       Against    Management

========== END NPX REPORT